Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment for Fixed Assets
Property and equipment for fixed assets are as follows (in thousands):

	September 30, 2021	December 31, 2020
Computer equipment	$1,260	$1,276
Survey equipment	4,444	4,444
Vehicles	460	463
Furniture and fixtures	1,661	1,638
Leasehold improvements	6,727	5,887
Software	283	283
Fixed assets pending lease financing 1	351	146

Total:	15,186	14,137
Less: accumulated depreciation	(10,460)	(9,912)

Property and Equipment, net of capital leased assets	$4,726	$4,225

1	assets acquired which will be re-financed under the Company’s capital lease facilities

Property and equipment for fixed assets are as follows (in thousands):

	December 31, 2019	December 31, 2020
Computer equipment	1,427	1,276
Survey equipment	4,444	4,444
Vehicles	473	463
Furniture and fixtures	1,628	1,638
Leasehold improvements	4,635	5,887
Software	283	283
Fixed asset inventory	488	146

	13,378	14,137
Less: accumulated depreciation	(9,330)	(9,912)

Property and Equipment, net	4,048	4,225

Summary of Property and Equipment for Capital Leased Assets
Property and equipment for capital leased assets are as follows (in thousands):

	September 30, 2021	December 31, 2020
Equipment	$13,393	$8,590
Vehicles	4,516	3,825

Total:	17,909	12,415
Less: accumulated amortization on leased assets	(4,771)	(1,283)

Capital Leased Assets, net	$13,138	$11,132

Property and equipment for capital leased assets are as follows (in thousands):

	December 31, 2019	December 31, 2020
Equipment	$722	$8,590
Vehicles	—	3,825

	722	12,415
Less: accumulated amortization on leased assets	—	(1,283)

Capital Leased Assets, net	$722	$11,132